Loss Per Share (Schedule of Weighted Average Number of Ordinary Shares) (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [abstract]
Balance as of January 1	47,619	42,352	42,133
Effect of shares issued during the year	1,535	2,529	151
Weighted average number of ordinary shares used to calculate basic loss per share	49,154	44,881	42,284